Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

NOTE 16. SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables present selected quarterly financial information for 2015 and 2016, as previously reported (in thousands).

	Quarter ended March 31, 2015	Quarter ended June 30, 2015	Quarter ended September 30, 2015	Quarter ended December 31, 2015
Consolidated Income Statement Data:
Revenues	$18,795	$26,296	$38,105	$40,096
Gross profit[1]	15,516	20,429	30,641	31,867
Loss from operations	(3,736)	(11,339)	(13,017)	(1,347)
Net (loss) income	(9,235)	2,849	(23,279)	(8,880)
Basic (loss) income per share	(0.92)	(0.24)	(1.56)	(0.69)
Diluted (loss) income per share	(0.92)	(0.24)	(1.56)	(0.69)

	Quarter ended March 31, 2016	Quarter ended June 30, 2016	Quarter ended September 30, 2016	Quarter ended December 31, 2016
Consolidated Income Statement Data:
Revenues	$40,235	$42,618	$41,208	$42,745
Gross profit[1]	33,792	32,599	33,799	33,643
Loss from operations	(4,206)	(4,338)	(7,117)	(1,403)
Net (loss) income	(21,066)	(18,839)	(21,235)	(20,234)
Basic loss per share	(1.41)	(1.26)	(1.42)	(1.36)
Diluted loss per share	(1.41)	(1.26)	(1.42)	(1.36)

[1]	Gross profit is total revenues less cost of gaming operations and cost of equipment sales, exclusive of depreciation and amortization.